Inventories (Tables)	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Raw materials	66,428	40,865	6,432
Work-in-progress	77	-	-
Finished goods	6,131,462	5,410,946	851,715
Inventories, net	6,197,967	5,451,811	858,147